Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,955,896	₩ 1,616,294
Acquisitions	4,354	5,537
Business Combination		414,921
Disposals	(1,393)	(81,663)
Depreciation	(27,677)	(41,637)
Impairment loss	(2,553)	(9,991)
Others	(237,002)	52,435
Ending	1,691,625	1,955,896
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	866,450	787,304
Acquisitions	163	3,755
Business Combination		59,766
Disposals	(510)	(47,137)
Depreciation	0
Impairment loss		(215)
Others	(71,363)	62,977
Ending	794,740	866,450
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	942,851	655,786
Acquisitions	2,727	1,782
Business Combination		355,155
Disposals	(607)	(34,419)
Depreciation	(21,147)	(34,179)
Impairment loss	(2,553)	(9,776)
Others	(168,800)	8,502
Ending	752,471	942,851
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,755	1,873
Depreciation	(909)	(911)
Impairment loss	0	0
Others	364	793
Ending	1,210	1,755
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	144,840	171,331
Acquisitions	1,464	0
Disposals	(276)	(107)
Depreciation	(5,621)	(6,547)
Impairment loss	0	0
Others	2,797	(19,837)
Ending	₩ 143,204	₩ 144,840